Offsets	Mar. 23, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Surrozen, Inc
Form or Filing Type	S-3
File Number	333-287434
Initial Filing Date	May 20, 2025
Fee Offset Claimed	$ 17,330.98
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 113,200,399.04
Termination / Withdrawal Statement
(1)
The Registrant previously registered $150,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Registration Statement on Form S-3 (File No. 333-287434) filed with the Securities and Exchange Commission (the “Commission”) on May 20, 2025, and declared effective by the Commission on May 23, 2025 (the “Prior Registration Statement”). The Registrant previously paid an aggregate registration fee of $22,965 in connection with the Prior Registration Statement (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). As of the date of filing of this Registration Statement, the Registrant has sold an aggregate of $36,799,600.96 of such securities under the Prior Registration Statement, leaving the balance of $113,200,399.04 (the “Unsold Securities”), representing $17,330.98 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement. All offerings under the Prior Registration Statement have terminated.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Surrozen, Inc
Form or Filing Type	S-3
File Number	333-287434
Filing Date	May 20, 2025
Fee Paid with Fee Offset Source	$ 17,330.98